Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss for the year	$ (173,494)	$ (114,233)
Adjustments for:
Depreciation and amortization	13,357	9,752
Impairment loss on trade receivables	73	54
Unrealized loss on forward contracts	862	519
Equity in loss of investment in joint venture and associates	11,617	16,140
Net decrease in fair value of investments	16,877	9,024
Impairment charges on property, plant and equipment	7	263
Impairment on intangible assets (note 27)	13,017	0
Recovery on settlement of contingent consideration	(9,891)	0
Accretion (dilution) on decommissioning liabilities	(73)	113
Employee future benefits	82	131
Employee future benefits plan contributions	(7)	(8)
Share-based compensation	9,408	9,669
Deferred income tax recovery	(3,578)	(300)
Total adjustments	(121,743)	(68,876)
Changes in non-cash working capital:
Trade and other receivables	(2,945)	9,640
Inventories	(6,532)	(22,996)
Prepaid expenses and other current assets	(1,668)	(810)
Trade and other payables	2,182	1,408
Deferred revenue	(4,079)	2,221
Warranty provision	2,614	(1,063)
Changes in non-cash working capital:	(10,428)	(11,600)
Cash used in operating activities	(132,171)	(80,476)
Investing activities:
Net decrease in short-term investments	1,010	336
Contributions to long-term investments	(17,913)	(51,757)
Additions to property, plant and equipment	(33,932)	(13,158)
Investment in intangible assets	(550)	(1,543)
Investment in joint venture and associates	(9,272)	(12,351)
Consideration paid related to acquisition	(14,900)	(7,157)
Cash used in investing activities	(75,557)	(85,630)
Financing activities:
Principal payments of lease liabilities	(3,322)	(2,798)
Net proceeds on issuance of share capital from share option exercises	916	2,415
Net proceeds on issuance of share capital from equity offering	0	527,291
Cash provided by (used in) financing activities	(2,406)	526,908
Effect of exchange rate fluctuations on cash and cash equivalents held	(31)	(337)
Increase (decrease) in cash and cash equivalents	(210,165)	360,465
Cash and cash equivalents, beginning of year	1,123,895	763,430
Cash and cash equivalents, end of year	$ 913,730	$ 1,123,895